Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Annual Future Principal Payments Due on Term Loan

Annual future principal payments due on the Term Loan as of December 31, 2021 are as follows (in thousands):

Fiscal Years Ending	Amount
2022	$-
2023	242
2024	252
2025	263
2026	274
Thereafter	3,969
Total principal	$5,000